ADOPTION OF NEW AND REVISED STANDARDS	12 Months Ended
Dec. 31, 2024
ADOPTION OF NEW AND REVISED STANDARDS
ADOPTION OF NEW AND REVISED STANDARDS

3.ADOPTION OF NEW AND REVISED STANDARDS

Adoption of new and revised Standards – For the purpose of preparing and presenting the consolidated financial statements for the years ended December 31, 2022, 2023 and 2024, the Group has consistently applied the accounting policies which conform with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB), which are effective for the annual period beginning on or after January 1, 2024, throughout the three years ended December 31, 2024.

Except as described below, the application of the amendments to IFRS Accounting Standards in the current year has had no material impact on the Group’s financial positions and performance for the current and prior years and/or on the disclosures set out in these consolidated financial statements.

Amendments to IAS 1: Classification of Liabilities as Current or Non-current

The Group has adopted the amendments to IAS 1, published in January 2020, for the first time in the current year.

The amendments affect only the presentation of liabilities as current or non-current in the statement of financial position and not the amount or timing of recognition of any asset, liability, income or expenses, or the information disclosed about those items.

The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.

Amendment to IAS 1 : Non-current Liabilities with Covenants

The Group has adopted the amendments to IAS 1, published in November 2022, for the first time in the current year.

The amendments specify that only covenants that an entity is required to comply with on or before the end of the reporting period affect the entity’s right to defer settlement of a liability for at least twelve months after the reporting date (and therefore must be considered in assessing the classification of the liability as current or non-current). Such covenants affect whether the right exists at the end of the reporting period, even if compliance with the covenant is assessed only after the reporting date (e.g. a covenant based on the entity’s financial position at the reporting date that is assessed for compliance only after the reporting date).

The IASB also specifies that the right to defer settlement of a liability for at least twelve months after the reporting date is not affected if an entity only has to comply with a covenant after the reporting period. However, if the entity’s right to defer settlement of a liability is subject to the entity complying with covenants within twelve months after the reporting period, an entity discloses information that enables users of financial statements to understand the risk of the liabilities becoming repayable within twelve months after the reporting period. This would include information about the covenants (including the nature of the covenants and when the entity is required to comply with them), the carrying amount of related liabilities and facts and circumstances, if any, that indicate that the entity may have difficulties complying with the covenants.

The adoption of these new and amended accounting standards did not have any material effect on the financial statement.

New and revised IFRS Accounting Standards in issue but not yet effective

At December 31, 2024, the Group has not applied the following new and revised IFRS Accounting Standards that have been issued but are not yet effective:

Amendments to IAS 21	Lack of Exchangeability[1]
Amendments IFRS 9 and IFRS 7	Classification and measurement of financial instruments[2]
Amendments IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent Electricity[2]
Annual Improvements to IFRS Accounting Standards	Annual Improvements to IFRS Accounting Standards — Volume 11[2]
IFRS 18	Presentation and Disclosures in the Financial Statements[3]
Amendments to IFRS 10 and IAS 28	Sales or Contribution of Assets between an Investor and its Associate or Joint Venture[4]

[1]Effective for annual periods beginning on or after January 1, 2025, with early application permitted.

[2]Effective for annual periods beginning on or after January 1, 2026, with early application permitted.

[3]Effective for annual periods beginning on or after January 1, 2027, with early application permitted.

[4]Effective date is deferred indefinitely.

The directors do not expect that the adoption of the new and amendments to IFRS Accounting Standards listed above will have a material impact on the consolidated financial statements of the Group in future periods, except if indicated below.

IFRS 18 Presentation and Disclosures in Financial Statements

IFRS 18 replaces IAS 1, carrying forward many of the requirements in IAS 1 unchanged and complementing them with new requirements. In addition, some IAS 1 paragraphs have been moved to IAS 8 and IFRS 7. Furthermore, IASB has made minor amendments to IAS 7 and IAS 33 Earnings per Share.

IFRS 18 introduces new requirements to:

●	present specified categories and defined subtotals in the statement of profit or loss;
●	provide disclosures on management-defined performance measures (MPMs) in the notes to the financial statements; and
●	improve aggregation and disaggregation.

An entity is required to apply IFRS 18 for annual reporting periods beginning on or after January 1, 2027, with earlier application permitted. The amendments to IAS 7 and IAS 33, as well as the revised IAS 8 and IFRS 7, become effective when an entity applies IFRS 18. IFRS 18 requires retrospective application with specific transition provisions.

The directors of the Company anticipate that the application of these amendments may have an impact on the Group’s consolidated financial statements in future periods.